Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Product	$ 5,240	$ 99	$ 9,620	$ 5,988	$ 2,253
Service	515	363	530	411	12
Grant			240	0	894
Total revenue	5,755	462	10,390	6,399	3,159
Cost of revenue:
Product	6,066	545	12,673	8,176	8,173
Service	1,325	1,065	1,871	975	14
Total cost of revenue	7,391	1,610	14,544	9,151	8,187
Gross margin	(1,636)	(1,148)	(4,154)	(2,752)	(5,028)
Operating expenses:
Research and development	6,363	4,506	10,449	9,404	8,780
Selling and marketing	2,681	2,191	5,139	4,681	3,781
General and administrative	12,108	11,497	21,685	14,742	9,508
Total operating expenses	21,152	18,194	37,273	28,827	22,069
Loss from operations	(22,788)	(19,342)	(41,427)	(31,579)	(27,097)
Interest income	1	1	2	1	4
Interest expense	(2,459)	(1,323)	(3,452)	(2,243)	(97)
Other income (expense), net	(237)	35	(117)	21	(32)
Loss before provision for income taxes	(25,483)	(20,629)	(44,994)	(33,800)	(27,222)
Provision for income taxes	0	0	1	0	0
Net loss	$ (25,483)	$ (20,629)	(44,995)	(33,800)	(27,222)
Cumulative dividends on convertible preferred stock			0	0	(2,898)
Deemed capital conversion of Series C convertible preferred stock into common stock			0	0	8,783
Deemed dividend on convertible preferred stock extinguishment			0	0	(6,863)
Deemed capital contribution on repurchase of Series A preferred stock			0	9	0
Net loss attributable to common stockholders			$ (44,995)	$ (33,791)	$ (28,200)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.67)	$ (22.52)	$ (2.58)	$ (37.87)	$ (34.59)
Weighted-average common shares used to compute net loss per share attributable to common stockholders, basic and diluted	38,223,071	915,870	17,432,434	892,315	815,340